Secured Borrowings (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Aug. 09, 2012	Dec. 31, 2011
Debt Instruments
Outstanding principal balance	$ 50,000
Notes payable, net	2,052,412		2,326,110
Term Loan [Member]
Debt Instruments
Outstanding principal balance	390,062	395,000
Unamortized debt discount	(12,416)	(15,800)
Notes payable, net	$ 377,646